COMMITMENTS AND CONTINGENT LIABILITIES (Operating lease commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2019	$ 15,248
2020	12,412
2021	10,790
2022	9,251
2023	7,217
2024 and thereafter	41,511
Total	96,429
Lease expenses, net	$ 18,682	$ 16,200	$ 13,479